INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET	. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	20,000	24,937
Total	34,185	39,122
Less: Accumulated amortization	(8,127)	(11,307)
Accumulated impairment loss	(9,831)	(9,831)
	16,227	17,984

The Group recognized amortization expense of RMB1,145, RMB2,705 and RMB3,180 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, the Group expects to recognize amortization expenses of RMB3,600, RMB3,573, RMB3,545, RMB3,487 and RMB3,352 for the next five years, respectively, and RMB427 thereafter.

No impairment loss on intangible assets was recorded during the years ended December 31, 2022, 2023 and 2024.